Note 14 - Promissory Notes Payable (Detail) - Promissory notes payable consists of the following: (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Payable To Subcontractor / Supplier Interest Rate	8.00%	8.00%
Note payable to a governmental entity interest rate (in Dollars)	$ 0.00	$ 0.00
Subcontractor Payable One [Member]
Payable To Subcontractor / Supplier Interest Rate	8.00%	8.00%
Supplier Payable [Member]
Payable To Subcontractor / Supplier Interest Rate	6.00%	6.00%
Subcontractor Payable Two [Member]
Payable To Subcontractor / Supplier Interest Rate	8.00%	8.00%